Equity (Narrative) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Billions		2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 04, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Aug. 28, 2023
Disclosure of classes of share capital [line items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		71.4		49.4
Number of shares repurchased price per share				$ 80.15
Stock Repurchase Program, Authorized Amount				$ 4.0
Common stock shares authorized to be repurchased						90.0
Dividends per common share			$ 1.02	$ 4.08	$ 3.84
Dividends, payout ratio				52.10%
Number of shares outstanding		1,750.0	1,750.0	1,750.0	1,791.0
Bottom of range [member]
Disclosure of classes of share capital [line items]
Dividends, target payout ratio				40.00%
Top of range [member]
Disclosure of classes of share capital [line items]
Dividends, target payout ratio				50.00%
Non-Cumulative 5-Year Fixed Rate Reset Preferred Shares NVCC, Series 26 [member] | Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Shares For Issue Under NVCC Provisions		1,300.0	1,300.0	1,300.0
Dividend Reinvestment Plan [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares				0.00%
Dividend Reinvestment Plan [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares				5.00%
Excluding Non Viability Contingent Capital Series Twenty Six [Member]
Disclosure of classes of share capital [line items]
Shares For Issue Under NVCC Provisions		800.0	800.0	800.0
Non Viability Contingent Capital [Member] | Subordinated Notes And Debentures [Member]
Disclosure of classes of share capital [line items]
Shares For Issue Under NVCC Provisions		3,500.0	3,500.0	3,500.0
No Discount [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period				6.6	3.7
Percent of discount, from share issuance				0.00%	0.00%
2% Discount [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period					16.8
Percent of discount, from share issuance					2.00%
Major Ordinary Share Transactions [Member]
Disclosure of classes of share capital [line items]
Dividends common stock, per share	$ 1.05